Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 14, 2014
Registrant Name	dei_EntityRegistrantName	Advisors Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 14, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 14, 2014
Prospectus Date	rr_ProspectusDate	Nov. 28, 2013
FROST STRATEGIC BALANCED FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000890540_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

FROST DIVERSIFIED STRATEGIES FUND

FROST STRATEGIC BALANCED FUND

(TOGETHER, THE "FUNDS")

SUPPLEMENT DATED FEBRUARY 14, 2014 TO THE

CLASS A SHARES PROSPECTUS AND INSTITUTIONAL CLASS SHARES PROSPECTUS, EACH DATED

NOVEMBER 28, 2013, AS SUPPLEMENTED JANUARY 31, 2014 (TOGETHER, THE

"PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED

NOVEMBER 28, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

I. INSTITUTIONAL CLASS SHARES CLOSURE

Effective immediately, Institutional Class Shares of the Frost Strategic Balanced Fund are closed to new investors.

II. CHANGES TO FUND NAMES, INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

On or around March 31, 2014 (the "Transition Date"), the names, investment objectives, strategies and risks of the Funds will change to reflect the Funds' new "fund of funds" asset allocation structure, as approved by the Board of Trustees of the Trust.

The names of the Funds will be changed as follows:

--------------------------------------------------------------------------------

CURRENT NAME NEW NAME

--------------------------------------------------------------------------------

Frost Diversified Strategies Fund Frost Conservative Allocation Fund

--------------------------------------------------------------------------------

Frost Strategic Balanced Fund Frost Moderate Allocation Fund

--------------------------------------------------------------------------------

The investment objective of each Fund will be to seek total return consistent with its asset allocation strategy.

The Funds will seek to provide diversification among asset classes by investing in different combinations of mutual funds advised by Frost Investment Advisors, LLC (the "Adviser") or other investment advisers and exchange traded funds ("ETFs"), collectively referred to as "Underlying Funds."

Each Fund will have its own target asset allocation between equity and fixed income Underlying Funds. The Frost Diversified Strategies Fund will seek to maintain a conservative level of risk and a lower allocation to equity Underlying Funds relative to the Frost Strategic Balanced Fund, which will seek to maintain a moderate level of ri sk with its higher allocation to equity Underlying Funds. Within the equity Underlying Funds allocations, the Adviser will seek to diversify globally (by including domestic and international Underlying Funds), in terms of market capitalization (by including large, mid, and small capitalization Underlying Funds), and by style (by including both growth and value Underlying Funds). Within the fixed income Underlying Funds allocation, the Adviser intends to include domestic and international Underlying Funds with varying degrees of interest rate and credit exposure.

The Funds will be subject to the risks associated with the Adviser's asset allocation strategy and selection of Underlying Funds, as well as the risks associated with the Underlying Funds and their investments, including ETF risks, equity security risks, fixed income security risks, foreign investment risks, small- and mid-capitalization company risks, investment style risks and derivatives risks.

More information about these and other changes to the Funds will be available in the Prospectuses and SAI, as will be revised as of the Transition Date.

In addition, Institutional Class Shares of the Frost Strategic Balanced Fund are now closed to new investors.

Supplement Closing [Text Block]	ck0000890540_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference FIA-SK-023-0100
FROST DIVERSIFIED STRATEGIES FUND
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000890540_SupplementTextBlock

THE ADVISORS' INNER CIRCLE FUND II (THE "TRUST")

FROST DIVERSIFIED STRATEGIES FUND

FROST STRATEGIC BALANCED FUND

(TOGETHER, THE "FUNDS")

SUPPLEMENT DATED FEBRUARY 14, 2014 TO THE

CLASS A SHARES PROSPECTUS AND INSTITUTIONAL CLASS SHARES PROSPECTUS, EACH DATED

NOVEMBER 28, 2013, AS SUPPLEMENTED JANUARY 31, 2014 (TOGETHER, THE

"PROSPECTUSES") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED

NOVEMBER 28, 2013

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

I. INSTITUTIONAL CLASS SHARES CLOSURE

Effective immediately, Institutional Class Shares of the Frost Strategic Balanced Fund are closed to new investors.

II. CHANGES TO FUND NAMES, INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

On or around March 31, 2014 (the "Transition Date"), the names, investment objectives, strategies and risks of the Funds will change to reflect the Funds' new "fund of funds" asset allocation structure, as approved by the Board of Trustees of the Trust.

The names of the Funds will be changed as follows:

--------------------------------------------------------------------------------

CURRENT NAME NEW NAME

--------------------------------------------------------------------------------

Frost Diversified Strategies Fund Frost Conservative Allocation Fund

--------------------------------------------------------------------------------

Frost Strategic Balanced Fund Frost Moderate Allocation Fund

--------------------------------------------------------------------------------

The investment objective of each Fund will be to seek total return consistent with its asset allocation strategy.

The Funds will seek to provide diversification among asset classes by investing in different combinations of mutual funds advised by Frost Investment Advisors, LLC (the "Adviser") or other investment advisers and exchange traded funds ("ETFs"), collectively referred to as "Underlying Funds."

Each Fund will have its own target asset allocation between equity and fixed income Underlying Funds. The Frost Diversified Strategies Fund will seek to maintain a conservative level of risk and a lower allocation to equity Underlying Funds relative to the Frost Strategic Balanced Fund, which will seek to maintain a moderate level of ri sk with its higher allocation to equity Underlying Funds. Within the equity Underlying Funds allocations, the Adviser will seek to diversify globally (by including domestic and international Underlying Funds), in terms of market capitalization (by including large, mid, and small capitalization Underlying Funds), and by style (by including both growth and value Underlying Funds). Within the fixed income Underlying Funds allocation, the Adviser intends to include domestic and international Underlying Funds with varying degrees of interest rate and credit exposure.

The Funds will be subject to the risks associated with the Adviser's asset allocation strategy and selection of Underlying Funds, as well as the risks associated with the Underlying Funds and their investments, including ETF risks, equity security risks, fixed income security risks, foreign investment risks, small- and mid-capitalization company risks, investment style risks and derivatives risks.

More information about these and other changes to the Funds will be available in the Prospectuses and SAI, as will be revised as of the Transition Date.

In addition, Institutional Class Shares of the Frost Strategic Balanced Fund are now closed to new investors.

Supplement Closing [Text Block]	ck0000890540_SupplementClosingTextBlock	Please Retain This Supplement for Future Reference FIA-SK-023-0100